Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Liabilities Assumed From Time Charters Attached
July 1 to December 31, 2025	$ 8,217
2026	8,047
2027	4,275
Liabilities assumed from time charters attached	$ 20,539	$ 31,135